Principal accounting policies (Tables)	12 Months Ended
Dec. 31, 2015
Principal accounting policies [Abstract]
Schedule of property and equipment estimated useful lives and residual rate

	Estimated useful lives	Residual rate

Buildings	40 years	0%
Decoration of buildings	10 years	0%
Servers, computers and equipment	3 years	0%-5%
Furniture, fixture and office equipment	5 years	0%-5%
Motor vehicles	4 years	5%
Leasehold improvements	Shorter of lease term or 5 years	-

Schedule of amortization of finite-lived intangible assets is computed using the straight-line method over the following estimated useful lives
Estimated useful lives

Brand names	1-15 years
Operating rights for licensed games	Shorter of the economic life or license period of relevant online game
Software	3 -5 years
Operating rights for game broadcasting	Over the contract terms
Domain names	15 years
Technology	5 years
Others	3-5 years